14. CONVERTIBLE DEBENTURES (Details) - Convertible Debenture #1	12 Months Ended
Dec. 31, 2019 CAD ($)
Debt Instrument, Face Amount	$ 17,650,000
Debt Instrument, Description	senior secured convertible debenture
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Maturity Date	Apr. 30, 2020
Debt Instrument, Convertible, Terms of Conversion Feature	convertible into common shares of the Company in the event that the proposed transaction, as described in Note 5 with Tidal is not completed prior to the Tidal debenture maturity date and the Company instead completes a “Change of Control” or a “Go Public Transaction” as such terms are defined in the Tidal Debenture
Debt Instrument, Collateral	secured against the assets of the Company pursuant to a general security and pledge agreement dated February 25, 2019
Debt Instrument, Payment Terms	Company may repay the Tidal Debenture prior to the Tidal Debenture Maturity Date at a price equal to 110% of the principal amount and any accrued interest without the prior written consent of Tidal if (i) the Proposed Transaction with Tidal is not capable of being completed prior to October 25, 2019; and (ii) both the Company and Tidal have acted in good faith and have used all commercially reasonable efforts to complete the Proposed Transaction